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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                   __________

                                    FORM 8-A
               FOR REGISTRATION OF CERTAIN CLASSES OF SECURITIES
                   PURSUANT TO SECTION 12(B) OR 12(G) OF THE
                        SECURITIES EXCHANGE ACT OF 1934



                DELAWARE                              33-0615337
- - ---------------------------------------    --------------------------------
(State of Incorporation or organization)   (IRS Employer Identification No.)



ONE LAKESHORE CENTER, 3281 GUASTI ROAD, SUITE 700, ONTARIO CALIFORNIA   91761
- - -------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip Code)





SECURITIES TO BE REGISTERED PURSUANT TO SECTION 12(B) OF THE ACT:

          TITLE OF EACH CLASS                NAME OF EACH EXCHANGE ON WHICH
          TO BE SO REGISTERED                EACH CLASS IS TO BE REGISTERED
          -------------------                ------------------------------
                 NONE                                     NONE
         ---------------------               ------------------------------


SECURITIES TO BE REGISTERED PURSUANT TO SECTION 12(G) OF THE ACT:


                   COMMON STOCK, PAR VALUE $0.001 PER SHARE
                                (Title of Class)
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ITEM 1.    DESCRIPTION OF REGISTRANT'S SECURITIES TO BE REGISTERED.

           The securities to be registered hereunder are the Common Stock, par value $.001 per share, of Coram Healthcare Corporation, a Delaware corporation
(the "Registrant"). Subject to any special voting rights of the holders of Preferred Stock, if any, holders of Common Stock of the Registrant are entitled to one vote per share on all matters to be voted upon by the Registrant's stockholders. Subject to preferences that may be applicable to the holders of the outstanding shares of Preferred Stock, if any, holders of Registrant's
Common Stock are entitled to receive such lawful dividends, if any, as may be declared from time to time by Registrant's Board of Directors. In the event of voluntary or involuntary liquidation, distribution or sale of assets, dissolution or winding up of Registrant and subject to the rights of holders of outstanding shares of Preferred Stock, if any, the holders of shares of Common
Stock of Registrant shall be entitled to receive pro rata all of the remaining assets of Registrant, tangible and intangible, of whatever kind available for distribution to its stockholders. No redemption or sinking fund provisions are applicable to Registrant's Common Stock. Additional information related to Registrant's Common Stock is incorporated herein by reference to "The Merger --
Rights of Security Holders" in Registrant's Registration Statement on Form S-4
(File No.  33-53957).

ITEM 2.    EXHIBITS.  Pursuant to Instruction II of the Instructions As To
           Exhibits of Form 8-A, the following exhibits are required to be filed only with each copy of this Registration Statement on Form 8-A filed with the exchange on which the Common Stock of Registrant is to be registered and need not be filed with, or incorporated by reference in, copies of this Registration Statement on Form 8-A filed with the Securities and Exchange Commission (the
           "Commission").

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           Exhibit Description                                                                                            Page No.
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
           2.1   Specimen of Certificate representing Registrant's Common Stock.*

           2.2   Registrant's Registration Statement on Form S-4, together with all Exhibits thereto, filed under the
                 Securities Act of 1933, as amended, filed with the Commission on June 3, 1994, as amended by Amendment No. 1 to Registration Statement on Form S-4 filed with the Commission on June 6, 1994, and as further amended by post-effective Amendment No. 1 to Registration Statement on Form S-4 filed with the Commission on June 7,
                 1994 (as so amended, the "Registration Statement").**

           2.3 Definitive Joint Proxy Statement/Prospectus of Registrant dated June 9, 1994 (incorporated herein by reference to the definitive Joint Proxy Statement/Prospectus filed together with and as a part of the Registration Statement).




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
           Exhibit Description                                                                                              Page No.
           -------------------                                                                                              --------

           2.4   Certificate of Incorporation of Registrant, as amended through May 11, 1994 (incorporated herein by reference to Exhibit 3.1 to the Registration Statement).

           2.5   Bylaws of Registrant (incorporated herein by reference to Exhibit 3.2 to the Registration Statement).

           2.6   Agreement and Plan of Merger dated as of February 6, 1994,by and among the Registrant, T(2) Medical, Inc.,
                 Curaflex Health Services, Inc., HealthInfusion, Inc., Medisys, Inc., T(2) Acquisition Company, CHS
                 Acquisition Company, HII Acquisition Company and MI Acquisition Company (incorporated herein by reference to
                 Exhibit 2.1 to the Registration Statement).

           2.7   First Amendment to Agreement and Plan of Merger dated as of May 25, 1994, by and among the Registrant, T(2)
                 Medical, Inc., Curaflex Health Services, Inc., HealthInfusion, Inc., Medisys, Inc., T(2) Acquisition Company,
                 CHS Acquisition Company, HII Acquisition Company and MI Acquisition Company (incorporated herein by reference to Exhibit 2.2 to the Registration Statement).

           2.8   T(2) Medical, Inc. 1992 Annual Report.***

           2.9   Curaflex Health Services, Inc. 1992 Annual Report.***

           2.10  HealthInfusion, Inc. 1992 Annual Report.***

           2.11  Medisys, Inc. 1992 Annual Report.***

_______________

*          To be filed supplementally as soon as available.

**         Filed supplementally herewith.

*** Filed supplementally herewith. Pursuant to Instruction II of the Instructions As To Exhibits of Form 8-A, such Annual Report shall not be deemed to be "filed" with the exchange or otherwise subject to the liabilities of Section 18 of the Securities Act of 1933, as amended, except to the extent it may already be subject thereto.





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                                   SIGNATURE


           Pursuant to the requirements of Section 12 of the Securities and Exchange Act of 1934, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized.

                                   CORAM HEALTHCARE CORPORATION
                                   (Registrant)



Dated: June 8, 1994                By:  /s/ James M. Sweeney
                                   -----------------------------------------
                                        James M. Sweeney
                                        Chairman and Chief Executive Officer